Acquisitions - Additional Information (Detail) - Bird Rides [Member] - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 11, 2019	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jul. 15, 2019
Business Acquisition [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 8,271
Debt Instrument, Unamortized Discount							$ 5,000
Goodwill			$ 124,059	$ 131,255	$ 1,296
CIRC [Member]
Business Acquisition [Line Items]
Business combination, Recognized identifiable assets acquired and liabilities assumed, Cash and equivalents		$ 68,700		68,700
Business combination, Recognized identifiable assets acquired and liabilities assumed, Intangible assets, Other than goodwill		5,500		5,500
Business acquisition, Transaction costs				3,500		$ 3,500
Business Combination, Consideration Transferred			190,000	190,000
Goodwill			$ 116,709	116,709
Scoot [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 8,600
Payments to Acquire Businesses, Gross	500
Debt Conversion, Converted Instrument, Amount	8,300
Debt Instrument, Unamortized Discount	200
Goodwill	$ 1,300
Series D and SeriesD Two Redeemable Convertible Preferred Stock [Member] | CIRC [Member]
Business Acquisition [Line Items]
Business combination, Consideration transferred, Equity interests issued and issuable		$ 190,000		$ 190,000
Series D-1 Redeemable Convertible Preferred Stock [Member] | Scoot [Member]
Business Acquisition [Line Items]
Number of shares of equity interests issued					640,261